Document and Entity Information	Mar. 28, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001844505
Document Type	8-K/A
Document Period End Date	Mar. 28, 2023
Entity Registrant Name	GIGCAPITAL5, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40839
Entity Tax Identification Number	86-1728920
Entity Address, Address Line One	1731 Embarcardero Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	In Item 7.01 of the Initial 8-K, we indicated that following such redemptions, 3,091,001 shares of Common Stock remain issued and outstanding. This Current Report on Form 8-K/A amends the Initial 8-K to correct that after the redemptions, 3,019,001 shares of Common Stock will remain issued and outstanding.
Units Each Consisting Of One Share Of Common Stock 0.0001 Par Value And One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock, $0.0001 par value, and one redeemable warrant
Trading Symbol	GIA.U
Security Exchange Name	NYSE
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	GIA
Security Exchange Name	NYSE
Redeemable Warrants Each Full Warrant Exercisable For One Share Of Common Stock For An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one share of common stock for an exercise price of $11.50 per share
Trading Symbol	GIA.WS
Security Exchange Name	NYSE